Note 17 - Commitments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments Disclosure [Text Block]
17.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through
December
2020.
For the years ended
December
31,
2016,
2015,
and
2014,
leasing costs charged to income in relation to these agreements were
$1,899,000,
$2,106,000,
and
$2,415,000,
respectively. The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of
December
31,
2016,
future minimum lease payments under all non-cancelable operating lease agreements were as follows:
(In Thousands)

Year	Operating Leases

2017	$1,216
2018	356
2019	202
2020	68

Total minimum lease payments	$1,842

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one
to
two
years. As of
December
31,
2016,
those purchase commitments were as follows:

(In Thousands)

Year

2017	$236
2018	39

Total	$275